Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Reconciliation of Carrying Amount

Reconciliation of carrying amount

	Land and Buildings	Computer and Office Equipment	Motor Vehicles	Plant and Machinery	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Successor
Cost:
As at June 16, 2023	20,743	465	255	11,937	33,400
Additions	430	32	75	2,580	3,117
Disposals	(964)	(44)	(9)	(416)	(1,433)
Effect of movements in exchange rates	(207)	(33)	(6)	(515)	(761)
As at March 31, 2024	20,002	420	315	13,586	34,323
Additions	276	123	26	2,438	2,863
Disposals	(94)	(10)	—	(46)	(150)
Effect of movements in exchange rates	(4)	(2)	—	(13)	(19)
As at March 31, 2025	20,180	531	341	15,965	37,017

	Land and Buildings	Computer and Office Equipment	Motor Vehicles	Plant and Machinery	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Predecessor:
Cost:
As at April 1, 2023	26,862	5,818	315	48,600	81,595
Additions	30	1	—	1,253	1,284
Disposals	(62)	(14)	(4)	(9)	(89)
Effect of movements in exchange rates	(274)	—	—	(806)	(1,080)
As at June 15, 2023	26,556	5,805	311	49,038	81,710

	Land and Buildings	Computer and Office Equipment	Motor Vehicles	Plant and Machinery	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Successor
Accumulated depreciation and impairment losses:
As at June 16, 2023	—	—	—	—	—
Additions	(901)	(221)	(124)	(2,554)	(3,800)
Disposals	633	41	9	120	803
Effect of movements in exchange rates	162	33	6	513	714
As at March 31, 2024	(106)	(147)	(109)	(1,921)	(2,283)
Additions	(1,202)	(79)	(41)	(1,389)	(2,711)
Disposals	4	10	—	25	39
Effect of movements in exchange rates	(2)	—	—	(5)	(7)
As at March 31, 2025	(1,306)	(216)	(150)	(3,290)	(4,962)

	Land and Buildings	Computer and Office Equipment	Motor Vehicles	Plant and Machinery	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Predecessor
Accumulated depreciation and impairment losses:
As at April 1, 2023	(15,966)	(5,520)	(150)	(46,476)	(68,112)
Additions	(166)	(6)	(5)	(74)	(251)
Disposals	62	14	4	19	99
Effect of movements in exchange rates	274	—	—	762	1,036
As at June 15, 2023	(15,796)	(5,512)	(151)	(45,769)	(67,228)

Carrying amounts:
As at March 31, 2024 (Successor)	19,896	273	206	11,665	32,040
As at March 31, 2025 (Successor)	18,874	315	191	12,675	32,055